Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings Per Share
Note 20 - Earnings Per Share

The calculation of basic earnings per share as at December 31, 2022, 2021 and 2020 was based on the profit attributable to the Company’s shareholders divided by a weighted average number of ordinary shares outstanding, calculated as follows:

	For the year ended December 31
	2022	2021	2020
	€ in thousands (other than share and per share data)
Net loss attributed to owners of the Company	(357)	*(15,090)	(4,627)

Weighted average ordinary shares outstanding (1)	12,850,118	12,824,088	12,304,269

Dilutive effect:
Stock options and warrants	7,796	8,637	23,549

Diluted weighted average ordinary shares outstanding	12,857,914 (2)	12,832,725 (2)	12,327,818 (2)

Basic loss per share from continuing operations	(0.03)	*(1.18)	(0.38)

Diluted loss per share from continuing operations	(0.03)	*(1.18)	(0.38)

* Restated following application of an amendment to IAS 16 - see Note 2C.

(1)	Net of treasury shares.
(2)	In 2022, 2021 and 2020 share options and warrants did not have a dilutive effect.